PRINCIPAL ACCOUNTING POLICIES (Details 6) (Wing On Travel)	10 Months Ended
	Dec. 31, 2012	Feb. 28, 2012 USD ($)	Feb. 28, 2012 CNY	May 27, 2010 USD ($)	May 27, 2010 CNY
Business combination disclosures
Acquired percentage of issued share capital		10.00%	10.00%	90.00%	90.00%
Percentage of Ownership	100.00%
Purchase price				$ 88,000,000	598,000,000
Cash payment for acquisition		9,400,000	60,000,000	68,000,000	453,812,774
Amount of difference between the book value of noncontrolling interests and the cash consideration, recorded as additional paid in capital			21,700,000